Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated and separate financial statements [line items]
Profit before tax from continuing operations	£ 3,541	£ 3,230	£ 1,146
Tax charge based on the standard UK corporation tax rate of 19.25% (2016: 20%, 2015: 20.25%)	£ 682	£ 646	£ 232
Tax charge based on the standard UK corporation tax rate of 19.25% (2016: 20%, 2015: 20.25%)	19.25%	20.00%	20.25%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 29.4% (2016: 32.8%, 2014: 33.4%))	£ 356	£ 415	£ 151
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 29.4% (2016: 32.8%, 2014: 33.4%))	10.10%	12.80%	13.10%
Recurring items [abstract]
Non-creditable taxes including withholding taxes	£ 191	£ 277	£ 309
Non-creditable taxes including withholding taxes, percentage	5.40%	8.60%	27.00%
Non-deductible expenses	£ 90	£ 114	£ 67
Non-deductible expenses, percentage	2.50%	3.50%	5.80%
Impact of UK bank levy being non-deductible	£ 70	£ 82	£ 96
Impact of UK bank levy being non-deductible, percentage	2.00%	2.50%	8.40%
Adjustments in respect of prior years	£ (35)	£ (296)	£ (110)
Adjustments in respect of prior years, percentage	(1.00%)	(9.20%)	(9.60%)
Other items	£ 128	£ 88	£ 144
Other items, percentage	3.60%	2.70%	12.60%
Tax adjustments in respect of share-based payments	£ 5	£ 34	£ 30
Tax adjustments in respect of share-based payments, percentage	0.10%	1.10%	2.60%
Non-taxable gains and income	£ (178)	£ (199)	£ (197)
Non-taxable gains and income, percentage	(5.00%)	(6.20%)	(17.20%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	£ (71)	£ (178)	£ (71)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(2.00%)	(5.50%)	(6.20%)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	£ (61)	£ (128)	£ (35)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	(1.70%)	(4.00%)	(3.10%)
Non-recurring items [abstract]
Remeasurement of US deferred tax assets due to US tax rate reduction	£ 1,177
Remeasurement of US deferred tax assets due to US tax rate reduction, percentage	33.24%
Impact of the UK branch exemption election on US branch deferred tax assets	£ (276)
Impact of the United Kingdom branch exemption election on US branch deferred tax assets, percentage	(7.80%)
Non-deductible provisions for UK customer redress	£ 129	£ 203	£ 283
Non-deductible provisions for UK customer redress, percentage	3.60%	6.30%	24.70%
Non-deductible impairments and losses on divestments	£ 0	£ (67)	£ (39)
Non-deductible impairments and losses on divestments, percentage	0.00%	2.10%	3.40%
Non-deductible provisions for investigations and litigation	£ 72	£ 48	£ 261
Non-deductible provisions for investigations and litigation , percentage	2.00%	1.50%	22.80%
Non-taxable gains and income on divestments	£ 39	£ 180	£ 50
Non-taxable gains and income on divestments, percentage	(1.10%)	(5.60%)	(4.40%)
Taxation	£ (2,240)	£ (993)	£ (1,149)
Total tax charge, percentage	63.30%	30.70%	100.30%
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Profit before tax from continuing operations	£ 3,166	£ 4,383	£ 1,914
Profit before tax from continuing operations	3,165	4,383	1,914
Tax charge based on the standard UK corporation tax rate of 19.25% (2016: 20%, 2015: 20.25%)	£ 610	£ 877	£ 387
Tax charge based on the standard UK corporation tax rate of 19.25% (2016: 20%, 2015: 20.25%)	19.25%	20.00%	20.25%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 29.4% (2016: 32.8%, 2014: 33.4%))	£ 333	£ 415	£ 151
Recurring items [abstract]
Non-creditable taxes including withholding taxes	191	277	309
Non-deductible expenses	82	114	67
Impact of UK bank levy being non-deductible	70	82	96
Banking surcharge on UK profits	6	75	0
Adjustments in respect of prior years	(21)	(294)	(110)
Other items	111	81	142
Tax adjustments in respect of share-based payments	4	34	30
Non-taxable gains and income	(191)	(208)	(197)
Changes in recognition of deferred tax and effect of unrecognised tax losses	72	178	71
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	(61)	(128)	(35)
Non-recurring items [abstract]
Remeasurement of US deferred tax assets due to US tax rate reduction	1,177
Impact of the UK branch exemption election on US branch deferred tax assets	(276)
Non-deductible provisions for UK customer redress	129	203	283
Non-deductible impairments and losses on divestments	0	(27)	(39)
Non-deductible provisions for investigations and litigation	72	48	261
Non-taxable gains and income on divestments	(39)	(180)	(50)
Taxation	£ (2,125)	£ (1,245)	£ (1,302)
Total tax charge, percentage	67.20%	28.40%	68.00%